Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Core Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Core Equity Fund
Average Annual Return, Percent	26.35%	14.38%	12.52%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	25.02%	14.53%	13.10%